Taxes on Income (Details) - Schedule of deferred income taxes - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred income taxes [Abstract]
Research and development expenses	$ 84	$ 27
Carryforward tax losses, see (2) below	1,604	1,822
Other	11	9
Less - valuation allowance, see (2) below	(1,572)	(1,822)
Deferred income taxes	$ 127	$ 36